Document and Entity Information	Jul. 31, 2020
Cover [Abstract]
Entity Registrant Name	SYNAPTICS Inc
Entity Incorporation State Country Code	DE
Amendment Flag	true
Entity Central Index Key	0000817720
Document Type	8-K/A
Document Period End Date	Jul. 31, 2020
Entity File Number	000-49602
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	1251 McKay Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95131
City Area Code	(408)
Local Phone Number	904-1100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $.001 per share
Trading Symbol	SYNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed by Synaptics Incorporated (the “Company” or “Synaptics”) under Item 2.01 of its Current Report on Form 8-K filed on July 31, 2020 (the “Original 8-K”), the Company completed the previously announced merger of Falcon Merger Sub, Inc., a Washington corporation and a wholly owned subsidiary of the Company (“Merger Sub”) with and into DisplayLink Corp., a Washington corporation (“DisplayLink”), with DisplayLink continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”). The Company completed the Merger pursuant to the terms of the Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Merger Sub, DisplayLink, certain holders of equity securities of DisplayLink that became parties to the Merger Agreement by execution of a Joinder Agreement (the “Sellers”) and Shareholder Representative Services LLC, a Colorado limited liability company, solely in its capacity as the representative, agent and attorney-in-fact of the Sellers. This Current Report on Form 8-K/A amends the Original 8-K to file the financial information required by Items 9.01(a) and 9.01(b) of Form 8-K.